Item 1. Schedule of Investments:

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Putnam Tax Exempt Money Market Fund
The fund's portfolio
6/30/05 (Unaudited)
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KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
BAN	Bond Anticipation Notes
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
G.O. Notes	General Obligation Notes
LOC	Letter of Credit
MBIA	MBIA Insurance Company
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes
	MUNICIPAL BONDS AND NOTES (104.4%)(a)
		Rating (RAT)		Principal amount	Value

	California (1.4%)

	CA State Econ. Recvy. VRDN, Ser. C-10, 2.35s, 7/1/23 (BNP Paribas (LOC))	VMIG1		$1,600,000	$1,600,000

	Colorado (3.7%)

	U. of CO Hosp. Auth. VRDN, Ser. B, 2.28s, 11/15/35 (Citibank, N.A. (LOC))	VMIG1		4,250,000	4,250,000

	Connecticut (7.2%)

	CT State Commercial Paper (Yale U.) Ser. S, 2.7s 9/9/05	A-1+		4,000,000	4,000,000
	CT State Special Tax Oblig. VRDN (Trans. Infrastructure), FGIC, Ser. 1, 2.4s, 9/1/20	VMIG1		4,415,000	4,415,000

					8,415,000

	Florida (5.3%)

	FL Gulf Coast U. Fin. Corp. VRDN (Cap. Impt.), 2.4s, 12/1/33 (Wachovia Bank, NA (LOC))	VMIG1		4,465,000	4,465,000
	Tampa Bay, Wtr. Util. Syst. VRDN (Wtr. Supply Auth.), 2.35s, 10/1/31 (Bank of America, N.A. (LOC))	VMIG1		550,000	550,000
	U. Athletic Assn., Inc. VRDN (U. of FL Stadium), 2.53s, 2/1/20 (SunTrust Bank (LOC))	VMIG1		1,120,000	1,120,000

					6,135,000

	Georgia (6.4%)

	Atlanta, Wtr. & Waste Wtr. VRDN, FSA, Ser. B, 2.25s, 11/1/38	VMIG1		3,500,000	3,500,000
	Gwinnett Cnty., Hosp. Auth. VRDN, Ser. A (Gwinnett Hosp. Syst., Inc.), 2.29s, 10/1/32 (SunTrust Bank (LOC))	VMIG1		4,000,000	4,000,000

					7,500,000

	Idaho (1.7%)

	ID State TAN, 4s, 6/30/06	MIG1		2,000,000	2,026,420

	Illinois (5.1%)

	IL Dev. Fin. Auth. VRDN (North Shore Country Day), 2.31s, 7/1/33 (Northern Trust Co. (LOC))	VMIG1		2,400,000	2,400,000
	IL Fin. Auth. VRDN
	(IL Inst. of Tech.), 2.31s, 12/1/24 (Harris Trust & Savings Bank (LOC))	VMIG1		2,500,000	2,500,000
	(Northwestern U.), Subser. A, 2.2s, 12/1/34	VMIG1		1,000,000	1,000,000

					5,900,000

	Indiana (6.8%)

	IN Hlth. Fac. Fin. Auth. VRDN, Ser. A, 2.35s, 10/1/32 (U.S. Bank N.A. (LOC))	A-1+		3,335,000	3,335,000
	IN Muni. Pwr. Agcy. Supply Syst. VRDN, Ser. A, 2.28s, 1/1/18 (Toronto Dominion Bank (LOC))	VMIG1		4,600,000	4,600,000

					7,935,000

	Kentucky (5.1%)

	KY Asset/Liability Comm. Gen. Fund TRAN, Ser. A, 4s, 6/28/06	MIG1		1,500,000	1,519,260
	KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist Hlth. Care), Ser. B, MBIA, 2.25s, 8/15/31	VMIG1		4,435,000	4,435,000

					5,954,260

	Maryland (0.9%)

	MD State Trans. Auth. VRDN (Baltimore/Washington Arpt.), Ser. A, 2.2s, 7/1/13 (State Street Bank & Trust Co. (LOC))	VMIG1		1,000,000	1,000,000

	Massachusetts (7.3%)

	Cmnwlth. of MA Commercial Paper Ser. H, 2.4s, 7/25/05 (State Street Bank & Trust Co. (LOC))	A-1+		3,000,000	3,000,000
	MA Hlth. & Ed. Fac. Auth. Commercial Paper (Harvard U.) Ser. EE, 2.47s, 8/15/05	A-1+		4,000,000	4,000,000
	Worcester, BAN, 3 3/4s, 9/16/05	MIG1		1,500,000	1,503,765
					8,503,765

	Michigan (6.5%)

	Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.25s, 7/1/33	VMIG1		1,500,000	1,500,000
	MI Muni. Board Auth. Rev. Notes (Detroit School Dist.), Ser. A, 3.75s, 3/21/06 (JPMorgan Chase Bank (LOC))	SP-1+		2,000,000	2,017,006
	MI State G.O. Notes, Ser. A, 3.50s, 9/30/05	MIG1		4,000,000	4,014,804

					7,531,810

	Minnesota (1.7%)

	Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs.), Ser. A, AMBAC, 2.28s, 11/15/32	VMIG1		2,000,000	2,000,000

	Mississippi (1.3%)

	Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.), 2.25s, 6/1/23	VMIG1		1,550,000	1,550,000

	Missouri (3.0%)

	MO State Hlth. & Edl. Fac. Auth. VRDN
	(Cox Hlth. Syst.), AMBAC, 2.53s, 6/1/22	VMIG1		1,700,000	1,700,000
	(Christian Brothers), Ser. A, 2.35s, 10/1/32 (U.S. Bank N.A. (LOC))	A-1+		1,750,000	1,750,000

					3,450,000

	New Jersey (1.9%)

	NJ State Edl. Fac. Auth. VRDN (Princeton U.), Ser. B, 2.4s, 7/1/21	VMIG1		2,200,000	2,200,000

	New York (1.6%)

	NY City, Hsg. Dev. Corp. Muliti-Fam. VRDN (63 Wall Street), Ser. A, 2.2s, 12/1/36 (HSBC Bank USA (LOC))	A-1+		1,800,000	1,800,000

	North Carolina (1.7%)

	NC Cap. Fac. Commercial Paper (Duke U.), Ser. A1, 2.48s, 8/4/05	A-1+		1,943,000	1,943,000

	Ohio (10.5%)

	Hamilton Cnty., Hlth. Care Facs. VRDN (Deaconess Long Term Care), Ser. A, 2.26s, 5/15/30 (LaSalle Bank N.A. (LOC))	VMIG1		3,655,000	3,655,000
	OH State Air Quality Dev. Auth. VRDN (Columbus Southern), Ser. C, 2.31s, 12/1/38 (BNP Paribas (LOC))	VMIG1		4,800,000	4,800,000
	OH State Higher Edl. Fac. VRDN (Cleveland Inst. Music), 2.33s, 5/1/30 (National City Bank (LOC))	VMIG1		3,000,000	3,000,000
	OH State Wtr. Dev. Auth. Poll. Control Fac. VRDN (OH Edison Co.), Ser. B, 2.37s, 9/1/18 (Wachovia Bank NA (LOC))	VMIG1		750,000	750,000

					12,205,000

	Pennsylvania (7.4%)

	Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr. Presbyterian), MBIA
	Ser. A, 2.32s, 3/1/20	VMIG1		1,900,000	1,900,000
	Ser. D, 2.32s, 3/1/20	VMIG1		2,300,000	2,300,000
	Montgomery Cnty., Indl. Dev. Auth. Commercial Paper (Exelon), Ser.94-A, 2.48s, 8/17/05 (BNP Paribas (LOC))	A-1+		2,000,000	2,000,000
	New Garden, Gen. Muni. Auth. VRDN (Pooled Fin.), AMBAC, 2.35s, 11/1/29	A-1		2,400,000	2,400,000

					8,600,000

	Rhode Island (2.8%)

	RI State Hlth & Edl. Bldg. Corp. VRDN (Brown U. Higher Ed. Fac.), Ser. B, 2.23s, 9/1/43	VMIG1		3,300,000	3,300,000

	Virginia (1.4%)

	Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN (Winchester Med. Ctr., Inc.), FSA, 2.4s, 1/1/30	VMIG1		1,650,000	1,650,000

	West Virginia (3.9%)

	Monongalia Cnty., Bldg. Comm. Hosp. VRDN (Monongalia Gen. Hosp.), Ser. A, 2.42s, 7/1/17 (JPMorgan Chase Bank (LOC))	VMIG1		4,525,000	4,525,000

	Wisconsin (4.3%)

	WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton Franciscan Svcs.)
	Ser. B, 2.28s, 8/15/33 (U.S. Bank N.A. (LOC))	VMIG1		2,250,000	2,250,000
	2.28s, 8/15/16 (Citibank, N.A.(LOC))	VMIG1		2,800,000	2,800,000

					5,050,000

	Wyoming (5.5%)

	Gillette, Poll. Control VRDN, 2.43s, 1/1/18 (Barclays Bank PLC (LOC))	VMIG1		4,400,000	4,400,000
	WY State Ed. Fund TRAN, 4s, 6/28/06	SP-1+		2,000,000	2,026,280

					6,426,280

	TOTAL INVESTMENTS
	Total investments (cost $121,450,535) (b)				$121,450,535

NOTES
(a)	Percentages indicated are based on net assets of $116,389,046.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b)	The aggregate identified cost on a financial reporting and tax basis is the same.

The rates shown on VRDN are the current interest rates at June 30, 2005.

The fund had the following industry group concentrations greater than 10% at June 30, 2005 (as a percentage of net assets):

Health care 27.8%
Education 27.2
Utilities 12.5
Financial 11.7

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940.  The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

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Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

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Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005